Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 22,995
2020 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,113
2021 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,134
2022 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,250
2023 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,439
2024 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,524
More than 5 years [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 11,535